UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA TAX EXEMPT MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005

[LOGO OF USAA]
   USAA(R)

                       USAA TAX EXEMPT
                             MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 Fixed-rate instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

                        (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                        (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., Bank of America, N.A., Citizens Bank of Massachusetts, DEPFA Bank plc, Dexia Credit Local, Fleet National Bank, JPMorgan Chase & Co., RBC Centura Bank, Societe Generale, State Street Bank & Trust. Co., U.S. Bank, N.A., or Wachovia Bank, N.A.

                        (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Freddie Mac, Guardian Savings & Loan, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

                        (INS) Principal and interest payments are insured by one of the following companies: Assured Guaranty Corp., AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.
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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                        CP      Commercial Paper

                        EDC     Economic Development Corp.

                        GO      General Obligation

                        IDA     Industrial Development Authority/Agency

                        IDB     Industrial Development Board

                        IDRB    Industrial Development Revenue Bond

                        ISD     Independent School District

                        MERLOT  Municipal Exempt Receipts-Liquidity Optional
                                Tender

                        MFH     Multifamily Housing

                        MLO     Municipal Lease Obligation

                        MTA     Metropolitan Transportation Authority

                        PCRB    Pollution Control Revenue Bond

                        PUTTER  Puttable Tax-Exempt Receipts

                        RB      Revenue Bond

                        TAN     Tax Anticipation Note

                        TRAN    Tax Revenue Anticipation Note

                        USD     Unified School District
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (83.4%)

             ALABAMA (4.8%)
  $ 5,025    Alexander City Medical Facilities RB, Series 2003A (LOC - AmSouth Bank, N.A.)       2.40%    10/01/2023    $    5,025
             Birmingham Medical Clinic Board RB,
    6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                                          2.64     10/01/2028         6,500
    2,330       Series 2002A (LOC - Columbus Bank & Trust Co.)                                   2.46      2/01/2012         2,330
    6,300    Greater Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                                          2.40      6/01/2023         6,300
    2,590    Huntsville Educational Building RB (Oakwood College Project)
                (LOC - First Commercial Bank)                                                    2.48     12/01/2022         2,590
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                                          2.69      7/01/2021         2,250
    1,355       Series 2001 (LOC - Wachovia Bank, N.A.)                                          2.69      6/01/2026         1,355
   19,855    Southeast Gas District RB, Series 2003B (LIQ) (INS)                                 2.40      6/01/2023        19,855
    6,290    Sumiton Educational Building Auth. RB (East Walker Education and
                Development Project) (LOC - First Commercial Bank)                               2.48      5/01/2032         6,290
             Taylor-Ryan Improvement District RB,
   18,310       Series 2004B (LOC - Columbus Bank & Trust Co.)                                   2.40      8/01/2034        18,310
    4,400       Series 2004C (LOC - Columbus Bank & Trust Co.)                                   2.40      8/01/2034         4,400
   14,500    Tuscaloosa Educational Building Auth. RB, Series 2002A (LOC - AmSouth Bank, N.A.)   2.40     10/01/2023        14,500

             ALASKA (1.0%)
   16,995    Housing Finance Corp. RB, ABN AMRO MuniTops Certificates Trust,
                Series 2005-18 (LIQ) (INS)(a)                                                    2.34      6/01/2013        16,995
    2,205    Industrial Development and Export Auth. RB,
                Series 1988A, Lot 6 (LOC - Bank of America, N.A.)                                2.88      7/01/2006         2,205

             ARIZONA (0.4%)
    1,000    Maricopa County IDA IDRB, Series 1992                                               2.55      6/01/2007         1,000
    6,500    Verrado Western Overlay Community Facilities District GO,
                Series 2004 (LOC - Compass Bank)                                                 2.38      7/01/2029         6,500

             CALIFORNIA (1.0%)
    6,190    Long Beach USD GO, 1999 Series F, ABN AMRO MuniTops Certificates Trust,
                Series 2004-34 (LIQ) (INS)(a)                                                    2.31      2/01/2011         6,190
    4,600    State Economic Recovery RB, Series 2004C-16 (LIQ) (INS)                             2.25      7/01/2023         4,600
             Statewide Communities Development Auth. RB,
    3,200       Series 2001A (LOC - U.S. Bank, N.A.)                                             2.26     10/01/2031         3,200
    1,500       Series 2003B                                                                     2.26      8/15/2025         1,500
    2,600       Series 2004M                                                                     2.26      4/01/2038         2,600

             COLORADO (5.5%)
    9,690    Aspen Valley Hospital District RB, Series 2003 (LOC - Zions First National Bank)    2.37     10/15/2033         9,690
    2,500    Brighton Crossing Metropolitan District No. 4 Bonds,
                Series 2004 (LOC - Compass Bank)                                                 2.43     12/01/2034         2,500
    2,650    Colorado Springs IDRB, Series 2002 (LOC - Bank of America, N.A.)                    2.35      3/01/2017         2,650
    3,500    Colorado Springs RB, Series 2003                                                    2.30      6/01/2023         3,500
    5,900    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                                       2.30     10/01/2034         5,900
    5,270    Denver Urban Renewal Auth. RB, Series 2002 (LOC - Zions First National Bank)        2.40     12/01/2015         5,270
             Educational and Cultural Facilities RB,
    6,685       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                    2.42      8/01/2013         6,685
    6,950       Series 2004 (LOC - Zions First National Bank)                                    2.46      6/01/2034         6,950
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                           2.35      7/01/2034         3,300

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 4,400       Series 2004 (LOC - Zions First National Bank)                                    2.37%     9/01/2034    $    4,400
   10,000       Series 2005 (LOC - Western Corp. Federal Credit Union)                           2.39      5/01/2030        10,000
    2,605    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)                                    2.47     11/01/2021         2,605
             Health Facilities Auth. RB,
    1,335       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)                                    2.47      9/01/2015         1,335
    1,535       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)                                   2.52      1/01/2018         1,535
    1,700    Housing and Finance Auth. IDA RB, Series 2003 (LOC - U.S. Bank, N.A.)               2.38      4/01/2009         1,700
             Postsecondary Educational Facilities Auth. RB,
    1,645       Series 1996 (LOC - Wells Fargo Bank, N.A.)                                       2.40      6/01/2011         1,645
    2,460       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                    2.42      4/01/2013         2,460
             SBC Metropolitan District GO,
    4,775       Series 1998 (LOC - U.S. Bank, N.A.)                                              2.38     12/01/2017         4,775
    3,550       Series 2002 (LOC - U.S. Bank, N.A.)                                              2.38     12/01/2032         3,550
    4,200    Southeast Public Improvement Metropolitan District GO,
                Series 2004 (LOC - U.S. Bank, N.A.)                                              2.33     11/15/2034         4,200
   17,000    Southern Ute Indian Reservation RB, Series 2001(a)                                  2.37     11/01/2031        17,000
    2,500    Superior Metropolitan District No. 1 Water and Sewer RB,
                Series 2002 (LOC - BNP Paribas)                                                  2.33     12/01/2027         2,500

             FLORIDA (2.4%)
    1,740    Alachua County RB, Series 2004 (LOC - Wachovia Bank, N.A.)                          2.69      6/01/2025         1,740
             Dade County IDA RB,
      745       Series 1985B (LOC - Societe Generale)                                            2.22      1/01/2016           745
    1,600       Series 1985D (LOC - Societe Generale)                                            2.22      1/01/2016         1,600
             Highlands County Health Facilities Auth. RB,
    6,000       Series 2003A (LOC - SunTrust Bank)                                               2.32     11/15/2032         6,000
    6,300       Series 2003C                                                                     2.34     11/15/2021         6,300
    2,400    Housing Finance Agency MFH RB, Series 1985EEE (LOC - KBC Bank, N.V.)                2.46     12/01/2008         2,400
             Lee County IDA Health Care RB,
      890       Series 1999A (LOC - Fifth Third Bank)                                            2.56     12/01/2029           890
    3,700       Series 2002 (LOC - Bank of America, N.A.)                                        2.30     11/01/2032         3,700
             Lee Memorial Health System Hospital RB,
    4,500       Series 1995A                                                                     2.32      4/01/2025         4,500
    3,900       Series 1997B                                                                     2.32      4/01/2027         3,900
    1,505    Orange County IDA RB, Series 1998 (LOC - Wachovia Bank, N.A.)                       2.34     10/01/2018         1,505
    4,780    Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ) (INS)(a)                                                    2.31      1/01/2011         4,780
    5,100    Port St. Lucie Utility RB, Series 2004A (LIQ) (INS)                                 2.32      9/01/2031         5,100
      115    Putnam County Development Auth. RB, Series 1984-H1 (NBGA)                           2.60      3/15/2014           115
    2,610    Tallahassee Capital Bonds, Series 2004, PUTTER, Series 606 (LIQ) (INS)(a)           2.32     10/01/2012         2,610

             GEORGIA (2.7%)
    7,500    Columbus Development Auth. RB, Series 2004 (LOC - Columbus Bank & Trust Co.)       2.35     12/01/2033          7,500
   10,420    Columbus Hospital Auth. Certificates RB,
                Series 2000A (LOC - Columbus Bank & Trust Co.)                                  2.58      1/01/2031         10,420
   13,500    Fulton County Residential Care RB, Series 2004C (LOC - HSH Nordbank)               2.32      2/15/2034         13,500
    4,000    La Grange Development Auth. RB, Series 1989                                        2.49     10/01/2012          4,000
    1,920    Peachtree Development Auth. RB, Series 1988 (LOC - SunTrust Bank)                  2.40      7/01/2010          1,920
             Savannah Economic Development Auth. RB,
    8,795       Series 2001 (LOC - Wachovia Bank, N.A.)                                         2.40      9/01/2026          8,795
    4,455       Series 2002 (LOC - Wachovia Bank, N.A.)                                         2.40      9/01/2026          4,455

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             ILLINOIS (3.7%)
  $ 3,070    Chicago Heights RB, Series 2002A (LOC - JPMorgan Chase Bank, N.A.)                  2.47%     3/01/2017    $    3,070
    3,500    Cook County GO Capital Improvement Bonds, Series 2002C, MERLOT,
                Series 2003 B-11 (LIQ) (INS)(a)                                                  2.32     11/15/2025         3,500
    3,000    Crestwood Village RB, Series 2004 (LOC - Fifth Third Bank)                          2.33     12/01/2023         3,000
    4,200    Development Finance Auth. PCRB, Series 1993                                         2.40      1/01/2016         4,200
             Development Finance Auth. RB,
    2,485       Series 1997 (LOC - National Bank of MI/IL)                                       2.37      5/01/2018         2,485
    1,755       Series 1998 (LOC - Northern Trust Co.)                                           2.37      8/01/2022         1,755
    2,900       Series 2003 (Jewish Council for Youth Services Project)
                (LOC - Harris Trust & Savings Bank)                                              2.33      9/01/2028         2,900
    5,000       Series 2003 (LEARN Charter School Project) (LOC - Harris Trust & Savings Bank)   2.33      9/01/2033         5,000
    9,800    Educational Facilities Auth. RB,
                Series 2001 (Concordia Univ. River Project) (LOC - Harris Trust & Savings Bank)  2.33     10/01/2031         9,800
    3,250    Finance Auth. RB, Series 2005 (LOC - Northern Trust Co.)                            2.31      7/01/2035         3,250
    9,900    Health Facilities Auth. RB,
                Series 2003B (Villa St. Benedict Project) (LOC - KBC Bank, N.V.)                 2.36     11/15/2010         9,900
    5,605    Quincy, Adams County RB, Series 1997 (LOC - Bank of America, N.A.)                  2.42      6/01/2022         5,605
    4,249    Springfield Airport Auth. RB, Series 1986                                           2.70     10/15/2016         4,249
   11,750    St. Clair County Industrial Building RB, Series 1994 (NBGA)                         2.28      8/20/2032        11,750

             INDIANA (3.1%)
      676    Crawfordsville Economic Development RB,
                Series 1999B (LOC - Federal Home Loan Bank of Indianapolis)                      2.39     10/01/2030           676
   10,250    Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                                               2.37      1/01/2023        10,250
    6,770    Educational Facilities Auth. RB, Series 2000A (LOC - Fifth Third Bank)              2.42     12/01/2029         6,770
    9,995    Hammond Multi School Building Corp. RB (MLO),
                Series 2004, ABN AMRO MuniTops Certificates Trust,
                Series 2004-50 (LIQ) (INS)(a)                                                    2.34      1/15/2013         9,995
    1,300    Huntington Economic Development RB, Series 1990                                     2.75      6/26/2014         1,300
    5,690    Indiana Bond Bank RB, Series 2002B (LOC - Huntington National Bank)                 2.45      1/01/2025         5,690
    3,580    Indianapolis Economic Development RB, Series 1997 (LOC - National Bank of MI/IL)    2.37      5/01/2018         3,580
    8,000    Lawrence Economic Development RB, Series 2002 (LOC - Fifth Third Bank)              2.38     11/01/2030         8,000
    2,415    Seymour Economic Development RB, Series 2002 (LOC - National City Bank, KY)         2.43     10/01/2022         2,415
    4,200    Winona Lake Economic Development RB,
                Series 2002 (LOC - La Salle National Bank, N.A.)                                 2.38     12/01/2024         4,200
    5,525    Zionsville Community Schools RB (MLO), Series 2005, PUTTER,
                Series 938 (LIQ) (INS)(a)                                                        2.32      1/15/2013         5,525

             IOWA (1.8%)
             Chillicothe PCRB,
    6,850       Series 1993                                                                      2.40      1/01/2023         6,850
    3,100       Series 1993A                                                                     2.40      5/01/2023         3,100
   12,750    Council Bluffs PCRB, Series 1995                                                    2.40      1/01/2025        12,750
    1,775    Finance Auth. Childrens Care Facilities RB,
                Series 2002B (LOC - Wells Fargo Bank, N.A.)                                      2.40      6/01/2017         1,775
      680    Finance Auth. Museum Facilities RB, Series 2001 (LOC - Wells Fargo Bank, N.A.)      2.30      5/01/2012           680
    4,570    Finance Auth. RB, Series 1999 (LOC - Wells Fargo Bank, N.A.)                        2.30      3/01/2019         4,570
    2,300    Finance Auth. Retirement Community RB,
                Series 2004 (Western Home Communities Project) (LOC - U.S. Bank, N.A.)           2.33     11/01/2033         2,300
    2,600    Higher Education Loan Auth. RB, Series 1999 (LOC - JPMorgan Chase Bank, N.A.)       2.42      3/01/2029         2,600

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             KANSAS (1.1%)
  $ 3,550    Mission MFH RB, Series 1996 (NBGA)                                                  2.42%     9/15/2026    $    3,550
    4,485    North Newton Health Care Facilities RB, Series 2003 (LOC - U.S. Bank, N.A.)         2.38      1/01/2023         4,485
    7,780    Olathe MFH RB, Series 2003A (NBGA)                                                  2.34      1/01/2034         7,780
    5,000    State Development Finance Auth. RB, Series 2004-C1 (LOC - SunTrust Bank)            2.32     11/15/2030         5,000

             KENTUCKY (4.2%)
    2,305    Boone County Industrial Building RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                    2.44     11/01/2021         2,305
   40,990    Economic Development Finance Auth. RB, Series 1998 (LIQ) (INS)                      2.50      8/01/2018        40,990
    2,000    Frankfort Economic Development RB, Series 1990                                      2.75      5/07/2014         2,000
             Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                                2.43      7/01/2010         9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                                2.43      7/01/2011         9,490
    2,640    Hardin County Water District No. 001 Water RB,
                Series 1998 (LOC - Fifth Third Bank)                                             2.47      9/01/2018         2,640
    3,930    Jefferson County Industrial Building RB,
                Series 1997 (LOC - JPMorgan Chase Bank, N.A.)                                    2.47      1/01/2011         3,930
    2,555    Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                    2.52      7/01/2021         2,555
             Mason County PCRB,
    5,200       Series 1984B-1 (NBGA)                                                            2.60     10/15/2014         5,200
    1,650       Series 1984B-2 (NBGA)                                                            2.60     10/15/2014         1,650

             LOUISIANA (5.1%)
             Ascension Parish PCRB,
    1,550       Series 1990                                                                      2.75      9/01/2010         1,550
    6,600       Series 1992                                                                      2.75      3/01/2011         6,600
   11,500    New Orleans RB, Series 2004 (LOC - Hibernia National Bank)                          2.43      8/01/2024        11,500
             Public Facilities Auth. Equipment and Capital Facilities Pooled Loan Program RB,
    8,940       Series 2000 (LOC - Hibernia National Bank)                                       2.43      7/01/2027         8,940
    4,200       Series 2001A (LOC - Hibernia National Bank)                                      2.43      7/01/2022         4,200
    9,000       Series 2003A (LOC - Hibernia National Bank)                                      2.43      7/01/2028         9,000
    9,705       Series 2003B (LOC - Hibernia National Bank)                                      2.50      7/01/2033         9,705
    4,115       Series 2003B (LOC - Hibernia National Bank)                                      2.50      7/01/2033         4,115
    4,300    Public Facilities Auth. IDRB, Series 1996 (LOC - Regions Bank)                      2.40     12/01/2014         4,300
    1,100    Public Facilities Auth. PCRB, Series 1992                                           2.75      8/01/2017         1,100
             Public Facilities Auth. RB,
   23,300       Series 1999 (LOC - Hibernia National Bank)                                       2.40      9/01/2028        23,300
    5,120       Series 2001 (LOC - Hibernia National Bank)                                       2.43      7/01/2023         5,120
    7,500       Series 2001B (LOC - Hibernia National Bank)                                      2.43      7/01/2023         7,500

             MARYLAND (4.1%)
    5,475    Anne Arundel County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)        2.64      7/01/2021         5,475
    7,620    Baltimore County Auth. RB, Series 2001 (LOC - Manufacturers & Traders Trust Co.)    2.62      1/01/2021         7,620
    1,000    Baltimore County IDA RB, Series 1994                                                2.60      3/01/2014         1,000
    5,045    Baltimore County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)           2.64     12/01/2021         5,045
   14,420    Health and Educational Facilities Auth. RB,
                Series 2003B (LOC - Manufacturers & Traders Trust Co.)                           2.59      1/01/2033        14,420
   22,935    Montgomery County Auth. Golf Course System RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                            2.64     12/01/2027        22,935
   20,200    Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)                            2.30     11/01/2020        20,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             MASSACHUSETTS (3.5%)
  $10,000    Development Finance Agency RB, Series 2005A (LIQ) (INS)                             2.40%     7/01/2035    $   10,000
   10,000    Health and Educational Facilities Auth. RB, Series 2004D (LIQ) (INS)                2.28     11/15/2035        10,000
    8,900    Industrial Development Finance Agency RB,
                Series 1985 (LOC - Wachovia Bank, N.A.)                                          2.85      4/01/2010         8,900
   23,990    Revere Housing Auth. MFH RB, Series 1991C (LOC - Societe Generale)                  2.59      9/01/2028        23,990
   13,500    State Development Finance Agency RB, Series 2004 (LOC - BankNorth, N.A.)            2.36      3/01/2034        13,500

             MICHIGAN (2.8%)
      780    Birmingham Economic Development Corp. RB,
                Series 1983 (LOC - Standard Federal Bank)                                        2.51     12/01/2018           780
    5,435    Fremont Hospital Finance Auth. RB, Series 2002 (LOC - Fifth Third Bank)             2.56     11/01/2027         5,435
   33,145    Oakland County EDC Limited Obligation RB, Series 2004 (LOC - Fifth Third Bank)      2.36      3/01/2029        33,145
   13,610    Strategic Fund Limited Obligation RB, Series 2002 (LOC - Allied Irish Banks plc)    2.40      5/01/2032        13,610

             MINNESOTA (1.2%)
    9,948    Burnsville Housing RB, Series A (LOC - Associated Bank, N.A.)                       2.55      1/01/2045         9,948
    3,500    Robbinsdale MFH RB, Series 2004C (LOC - La Salle National Bank, N.A.)               2.59      4/01/2029         3,500
             St. Paul Housing and Redevelopment Auth. RB,
    6,150       Series 2001 (LOC - Wells Fargo Bank, N.A.)                                       2.20     10/01/2011         6,150
    3,600       Series 2001 (LOC - Allied Irish Banks plc)                                       2.30      2/01/2026         3,600

             MISSISSIPPI (0.1%)
    1,425    Hospital Equipment and Facilities Auth. RB, Series 2000 (LOC - AmSouth Bank, N.A.)  2.40      7/01/2015         1,425

             MISSOURI (2.6%)
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                                      2.35      6/01/2023         4,500
    9,400       Series 2000 (LOC - Commerce Bank, N.A.)                                          2.42      7/01/2025         9,400
    4,235       Series 2003 (LOC - Southwest Bank of St. Louis)                                  2.38      6/01/2023         4,235
   10,570       Series 2004A (LOC - Bank of America, N.A.)                                       2.33      7/01/2029        10,570
    9,395    Kansas City MFH RB, Series 1995 (NBGA)                                              2.43      9/01/2025         9,395
   10,400    St. Charles County IDA RB, Series 1993 (NBGA)                                       2.28      2/01/2029        10,400

             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                                      2.50      7/01/2013         2,130

             NEVADA (0.3%)
    6,245    Las Vegas Economic Development RB, Series 2005 (LOC - Nevada State Bank)            2.33      4/01/2030         6,245

             NEW HAMPSHIRE (1.1%)
    9,000    Business Finance Auth. RB, Series 2005A (LOC - Banknorth, N.A.)                     2.34      5/01/2035         9,000
   11,360    Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Lloyds TSB Bank plc)                                          2.37      5/01/2026        11,360

             NEW JERSEY (0.9%)
   13,750    Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                                         2.38      8/01/2032        13,750
    3,520    Economic Development Auth. RB,
                Series 2003 (Baptist Home Society) (LOC - Valley National Bank)                  2.51      3/01/2031         3,520

             NEW MEXICO (0.8%)
   14,265    Albuquerque Educational Facilities RB, Series 2002 (LOC - Bank of America, N.A.)    2.33     10/15/2016        14,265

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             NEW YORK (0.9%)
             Chautauqua County IDA RB,
      345       Series 2000A (LOC - PNC Bank, N.A.)                                              2.32%     8/01/2030    $      345
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                                              2.32     12/01/2031         1,000
    4,700    Dormitory Auth. RB,
                Series 1993 (Oxford Univ. Press) (LOC - Landesbank Hessen-Thuringen)             2.32      7/01/2023         4,700
    5,665    Dutchess County IDA RB, Series 2000A (LOC - Key Bank, N.A.)                         2.28      7/01/2031         5,665
      500    Lancaster IDA RB, Series 2000 (LOC - Manufacturers & Traders Trust Co.)             2.59     11/01/2032           500
      500    MTA Transit Facilities RB, Series 1999A, MERLOT, Series 2000F (LIQ) (INS)(a)        2.31      7/01/2029           500
      900    New York City IDA Civic Facility RB (MLO),
                Series 2002 (LOC - Allied Irish Banks plc)                                       2.30     12/01/2034           900
    2,900    Oneida County IDA RB, Series 2005 (LOC - Manufacturers & Traders Trust Co.)         2.33      6/01/2030         2,900
      595    Triborough Bridge and Tunnel Auth. RB,
                Series 2002E, ABN AMRO MuniTops Series 2002-31 (LIQ) (INS)(a)                    2.30     11/15/2010           595

             OHIO (3.1%)
    6,000    Clarke County IDA RB (LOC - Deutsche Bank, A.G.)                                    2.56     12/01/2010         6,000
    2,000    Clermont County Economic Development RB, Series 2002 (LOC - Fifth Third Bank)       2.38      8/01/2022         2,000
    9,155    Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)                                     2.40     10/01/2023         9,155
    2,650    Cuyahoga County IDRB (MLO), Series 2000 (LOC - JPMorgan Chase Bank, N.A.)           2.45     11/01/2019         2,650
   10,790    Franklin County Health Care Facilities RB, Series 2005 (LOC - Fifth Third Bank)     2.35      3/01/2027        10,790
    9,985    Higher Educational Facility RB, Series 2000A (LOC - Fifth Third Bank)               2.37      9/01/2020         9,985
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                                  2.38      8/01/2012         3,600
    6,795    Mahoning County Hospital RB, Series 2002B (LOC - Fifth Third Bank)                  2.33     12/01/2027         6,795
    2,800    Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                              2.38      8/01/2012         2,800
    2,405    Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                                    2.42      5/01/2022         2,405
    3,000    Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                             2.38      8/01/2012         3,000

             OKLAHOMA (4.4%)
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A                                 2.40      1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A                                                                     2.50      1/01/2025        32,400
   33,400       Series 1997A                                                                     2.48      6/01/2027        33,400
             Muskogee Industrial Trust RB,
    2,660       Series 1985 (Mall Ltd. D Project) (LOC - Bank of America, N.A.)                  2.50     12/01/2015         2,660
    2,200       Series 1985 (Warmack Project) (LOC - Bank of America, N.A.)                      2.50     12/01/2015         2,200
    3,000    State IDA RB, Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                         2.42      8/01/2018         3,000

             OREGON (1.4%)
    1,400    Lake Oswego Redevelopment Agency RB,
                Series 2005A (LOC - Wells Fargo Bank, N.A.)                                      2.30      6/01/2020         1,400
   25,000    Port of Portland Public Grain Elevator RB, Series 1984 (LOC - Wachovia Bank, N.A.)  2.68     12/01/2014        25,000

             PENNSYLVANIA (2.4%)
             Allegheny County IDA RB,
    2,850       Series 2002 (LOC - PNC Bank, N.A.)                                               2.36      6/01/2022         2,850
    7,500       Series 2002 (LOC - Citizens Bank of Pennsylvania)                                2.35      8/01/2032         7,500
    6,000    Allentown Redevelopment Auth. MFH RB, Series 1990 (LOC - Societe Generale)          2.59      7/01/2020         6,000
      400    Chartiers Valley Industrial and Commercial Development Auth. RB, Series 1982        2.95     11/15/2017           400
    9,700    Horizon Hospital System Auth. Senior Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                            2.36      1/01/2033         9,700
   18,365    Schuylkill County, PA, IDA RB, Series 2001                                          2.32      4/01/2021        18,365

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (2.3%)
  $10,500    Economic Development Auth. RB, Series 2002 (LOC - Bank of America, N.A.)            2.35%     5/01/2032    $   10,500
             Jobs-Economic Development Auth. RB,
   14,000       Series 2003 (LOC - Bank of America, N.A.)                                        2.40      9/01/2033        14,000
   18,000       Series 2004C (LOC - National Bank of South Carolina)                             2.61      5/15/2032        18,000

             SOUTH DAKOTA (1.2%)
             Health and Educational Facilities Auth. RB,
   18,075       Series 2000 (LIQ) (INS)                                                          2.59      7/01/2025        18,075
    5,000       Series 2004B (LOC - U.S. Bank, N.A.)                                             2.59     11/01/2034         5,000

             TENNESSEE (3.0%)
    7,000    Dayton IDB RB, Series 2001 (LOC - AmSouth Bank, N.A.)                               2.40      7/01/2036         7,000
             Jackson Health, Educational and Housing Facility Board RB,
    5,100       Series 2001 (LOC - AmSouth Bank, N.A.)                                           2.40      9/01/2016         5,100
    5,315       Series 2003 (LOC - AmSouth Bank, N.A.)                                           2.40      7/01/2024         5,315
    3,945    Knox County Health, Educational, and Housing Facilities Board RB,
                Series 2002 (LOC - Bank of New York)                                             2.42      4/01/2027         3,945
    4,600    Nashville and Davidson County Health and Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                           2.40      8/01/2020         4,600
             Nashville and Davidson County IDB MFH RB,
    6,710       Series 1989 (LOC - Societe Generale)                                             2.59      9/01/2019         6,710
    9,680       Series 1989 (LOC - Societe Generale)                                             2.59     10/01/2019         9,680
             Nashville and Davidson County IDB RB,
    1,650       Series 1999 (LOC - AmSouth Bank, N.A.)                                           2.45      7/01/2006         1,650
    2,705       Series 2002 (LOC - AmSouth Bank, N.A.)                                           2.40      6/01/2022         2,705
    4,900    Shelby County Health, Educational, and Housing Facility RB,
                Series 2001 (LOC - Allied Irish Banks plc)                                       2.33      6/01/2026         4,900
             Williamson County IDB RB,
    2,750       Series 2000 (LOC - AmSouth Bank, N.A.)                                           2.40      3/01/2020         2,750
    2,400       Series 2003 (LOC - SunTrust Bank)                                                2.40      4/01/2023         2,400

             TEXAS (3.5%)
    2,360    Bell County Health Facilities Development Corp. RB,
                Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                    2.38      5/01/2023         2,360
    2,700    Cameron Education Corp. RB, Series 2001 (LOC - JPMorgan Chase Bank, N.A.)           2.42      6/01/2031         2,700
    5,435    Collin County Ltd. Tax GO, Series 2005, PUTTER, Series 765 (LIQ)(a)                 2.32      2/15/2013         5,435
    9,105    Crawford Education Facilities Corp. RB, Series 2004A (LOC - BNP Paribas)            2.37      5/01/2035         9,105
    5,090    Galveston Housing Finance Corp. MFH RB, Series 2004 (NBGA)                          2.33      2/15/2032         5,090
    5,400    Jewett Economic Development Corp. IDRB, Series 2002B                                2.30      8/01/2009         5,400
    2,095    LCRA Transmission Contract RB, Series 2004, PUTTER, Series 623 (LIQ) (INS)(a)       2.32     11/15/2009         2,095
    1,000    McAllen Health Facilities Development Corp. RB,
                Series 1984 (LOC - Bank of America, N.A.)                                        2.41     12/01/2024         1,000
    1,800    North Central IDA RB, Series 1983                                                   2.75     10/01/2013         1,800
   13,600    Strategic Housing Finance Corp. RB, Series 2004 (LIQ) (LOC - Societe Generale)      2.42      1/01/2010        13,600
    8,620    Tarrant County Housing Finance Corp. MFH RB,
                Series 1985 (LOC - Compass Bank)                                                 2.40     12/01/2025         8,620
    7,700    Trinity River IDA RB, Series 1997                                                   2.68      1/01/2013         7,700

             UTAH (0.2%)
    1,500    Box Elder County PCRB, Series 2002                                                  2.30      4/01/2028         1,500
    2,200    South Jordan Municipal Building Auth. RB (MLO), Series 2004 (LOC - BNP Paribas)     2.30      2/01/2029         2,200

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             VERMONT (3.4%)
             Educational and Health Buildings Financing Agency RB,
  $13,270       Series 2002A (LOC - BankNorth, N.A.)                                             2.52%    10/01/2032    $   13,270
    5,250       Series 2004A (Brattleboro Memorial Hospital) (LOC - BankNorth, N.A.)             2.52     10/01/2029         5,250
   11,530       Series 2004A (Northeastern Hospital) (LOC - BankNorth, N.A.)                     2.52     10/01/2029        11,530
    4,315       Series 2004A (Mt. Ascutney Hospital) (LOC - BankNorth, N.A.)                     2.52     10/01/2034         4,315
    4,055       Series 2004A (North Country Hospital) (LOC - BankNorth, N.A.)                    2.52     10/01/2034         4,055
   10,350       Series 2005A (LOC - BankNorth, N.A.)                                             2.34     10/01/2030        10,350
   15,430       Series 2005A (LOC - BankNorth, N.A.)                                             2.34     10/01/2035        15,430

             VIRGINIA (0.3%)
      750    Chesterfield County IDA PCRB, Series 1993                                           2.75      8/01/2009           750
    2,500    Fairfax County Economic Development Auth. RB,
                ABN AMRO MuniTops Certificates Trust, Series 2003-33 (LIQ) (INS)(a)              2.30      4/01/2011         2,500
    2,900    Peninsula Ports Auth. Coal Terminal RB, Series 1987D (LOC - U.S. Bank, N.A.)        2.29      7/01/2016         2,900
      200    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                                  2.24     12/01/2031           200

             WASHINGTON (0.8%)
    4,960    State GO, Series R-2003A, MERLOT, Series 2002 A65 (LIQ) (INS)(a)                    2.32      1/01/2014         4,960
   10,600    State Higher Education Facilities Auth. RB, Series 2001                             2.37     10/01/2031        10,600

             WEST VIRGINIA (0.7%)
    2,775    Harrison County Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)      2.38     12/01/2012         2,775
    8,630    Marshall County PCRB, Series 1994                                                   2.50      3/01/2026         8,630
    2,200    Ripley Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)               2.38     12/01/2012         2,200

             WISCONSIN (1.5%)
             Health and Educational Facilities Auth. RB,
    1,035       Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                    2.42      5/01/2026         1,035
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)                                 2.33     11/01/2011         9,500
    8,000    Milwaukee IDRB, Series 1995                                                         2.40      9/01/2015         8,000
    3,000    Milwaukee Redevelopment Auth. RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                                    2.33      5/01/2025         3,000
    7,250    Sheboygan PCRB, Series 1995                                                         2.40      9/01/2015         7,250
                                                                                                                        ----------
             Total variable-rate demand notes (cost: $1,574,563)                                                         1,574,563
                                                                                                                        ----------
             PUT BONDS (12.2%)

             CALIFORNIA (0.1%)
    2,900    Statewide Communities Development Auth. RB, Series 2001B                            1.75      8/01/2031         2,900

             COLORADO (1.5%)
    7,000    Bachelor Gulch Metropolitan District GO, Series 2004 (LOC - Compass Bank)           2.35     12/01/2023         7,000
    4,500    Castlewood GO, Series 2004 (LOC - U.S. Bank, N.A.)                                  2.30     12/01/2034         4,500
    3,000    Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - U.S. Bank, N.A.)                                             2.30     12/01/2031         3,000
    1,000    Four Mile Ranch Metropolitan District No. 1 GO,
                Series 2005 (LOC - Zions First National Bank)                                    2.80     12/01/2035         1,000
    4,510    Parker Automotive Metropolitan District GO, Series 2005 (LOC - U.S. Bank, N.A.)     2.85     12/01/2034         4,510
    5,915    Triview Metropolitan District GO, Series 2003A (LOC - Compass Bank)                 2.10     11/01/2023         5,915
    3,385    Wildgrass Metropolitan District GO, Series 2004 (LOC - Compass Bank)                2.40     12/01/2034         3,385

             FLORIDA (2.0%)
             Sarasota County Public Hospital CP,
    9,000       Series 1996A                                                                     2.99     10/01/2028         9,000
   28,800       Series 1996A                                                                     2.95     10/01/2028        28,800

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
             ILLINOIS (0.6%)
  $12,000    Health Facilities Auth. CP, Series 1992                                             2.45%     1/01/2026    $   12,000

             INDIANA (0.6%)
             Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                                                   2.74     11/15/2036         6,000
    4,500       Series 2001A-2                                                                   2.72     11/15/2036         4,500

             MARYLAND (2.5%)
   19,595    Anne Arundel County PCRB, Series 1984                                               2.05      7/01/2014        19,595
   26,900    Anne Arundel County Port Facilities RB, Series 1985                                 2.55      6/01/2013        26,900

             MINNESOTA (0.3%)
    5,104    Minneapolis Society of Fine Arts Revenue Notes, Series 2003                         2.60     10/14/2015         5,104

             MISSISSIPPI (0.5%)
   10,145    Claiborne County PCRB, Series 1985G-1 (NBGA)                                        2.55     12/01/2015        10,145

             MONTANA (1.5%)
             Board of Investments Municipal Finance Consolidation Act Bonds,
    9,690       Series 1997 (NBGA)                                                               2.60      3/01/2017         9,690
   12,285       Series 1998 (NBGA)                                                               2.60      3/01/2018        12,285
    5,700       Series 2003 (NBGA)                                                               2.60      3/01/2028         5,700

             NEW YORK (1.0%)
   18,000    Power Auth. Tender Notes                                                            2.15      3/01/2020        18,000
      485    State GO, Series 2000B (LOC - Dexia Credit Local)                                   1.58      3/15/2030           485

             TEXAS (1.6%)
    6,700    Brownsville Utility Systems RB, Series 2001A (LIQ) (INS)                            2.45      9/01/2025         6,700
   12,000    Pasadena ISD GO, Series 2005B (LIQ)                                                 4.70      2/10/2035        12,047
   11,300    Richardson ISD GO, Series 2000 (LIQ) (NBGA)                                         2.75      8/15/2024        11,300
                                                                                                                        ----------
             Total put bonds (cost: $230,461)                                                                              230,461
                                                                                                                        ----------

             FIXED-RATE INSTRUMENTS (5.7%)

             CALIFORNIA (0.2%)
    3,000    Los Angeles Wastewater System CP Revenue Notes                                      2.60      9/22/2005         3,000

             INDIANA (1.2%)
   17,500    Elkhart Community Schools TAN                                                       3.50     12/30/2005        17,600
    5,500    Univ. Refunding Student Fee Bonds, Series H (INS)                                   1.73(b)   8/01/2005         5,492

             KANSAS (0.8%)
   15,523    Wyandotte County/Kansas City GO, Series 2005-II                                     2.50     11/01/2005        15,526

             MICHIGAN (0.6%)
   12,000    Municipal Bond Auth. RB, Series 2005A (LOC - JPMorgan Chase Bank, N.A.)             3.75      3/21/2006        12,101

             MINNESOTA (1.5%)
    5,500    Albert Lea ISD No. 241 GO, Series 2004A (NBGA)                                      3.00      9/05/2005         5,512
    3,985    Brooklyn Center ISD No. 286 GO, Series 2004B (NBGA)                                 3.00      8/01/2005         3,989

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT    SECURITY                                                                            RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 1,105    Clearbrook-Gonvick ISD No. 2311 GO, Series 2004A (NBGA)                             3.00%     8/13/2005    $    1,107
    2,430    Crosby-Ironton ISD No. 182 GO, Series 2004A (NBGA)                                  2.25      9/12/2005         2,432
    3,000    Farmington ISD No. 192 GO, Series 2004A (NBGA)                                      3.00      9/16/2005         3,008
    1,425    Holdingford ISD No. 738 GO, Series 2004 (NBGA)                                      3.00      9/08/2005         1,428
    2,000    Perham ISD No. 549 GO, Series 2004A (NBGA)                                          3.00      9/30/2005         2,006
    3,000    Prior Lake ISD No. 719 GO, Series 2004A (NBGA)                                      3.00      8/01/2005         3,003
    1,740    Sibley East ISD No. 2310 GO, Series 2004A (NBGA)                                    2.25      8/29/2005         1,742
    2,400    South St. Paul Special School District No. 006 GO, Series 2004 (NBGA)               3.00      9/30/2005         2,408
    1,980    Watertown-Mayer ISD No. 111 GO, Series 2004A (NBGA)                                 3.00      8/13/2005         1,983

             MISSOURI (0.3%)
    5,229    Development Finance Board RB, Series 2005A (LOC - U.S. Bank, N.A.)                  2.37      7/06/2005         5,229

             NEW YORK (0.2%)
    3,200    Rockland County Bond Anticipation Notes, Series 2005                                3.25      2/23/2006         3,218

             OHIO (0.1%)
    1,445    Cleveland Parking Facilities RB, Series 1996 (INS)                                  6.00      9/15/2005         1,456

             TEXAS (0.4%)
    7,015    Ysleta ISD GO, Series 2003 (NBGA)                                                   6.00      8/15/2005         7,049

             UTAH (0.4%)
    7,000    Weber County TRAN, Series 2005                                                      3.50     12/30/2005         7,023
                                                                                                                        ----------
             Total fixed-rate instruments (cost: $106,312)                                                                 106,312
                                                                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,911,336)                                                                       $1,911,336
                                                                                                                        ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,887,686,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Zero-coupon security. Rate represents the effective yield at date of purchase.
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                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                     CUSTODIAN    State Street Bank and Trust Company
                AND ACCOUNTING    P.O. Box 1713
                         AGENT    Boston, Massachusetts 02105

                   INDEPENDENT    Ernst & Young LLP
             REGISTERED PUBLIC    100 West Houston St., Suite 1900
               ACCOUNTING FIRM    San Antonio, Texas 78205

                     TELEPHONE    Call toll free - Central time
              ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL    (800) 531-8181
             INFORMATION ABOUT    For account servicing, exchanges,
                  MUTUAL FUNDS    or redemptions
                                  (800) 531-8448

               RECORDED MUTUAL    24-hour service (from any phone)
             FUND PRICE QUOTES    (800) 531-8066

                   MUTUAL FUND    (from touch-tone phones only)
                USAA TOUCHLINE    For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

               INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48499-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.